Share Capital, Reserves and Retained Earnings - Disclosure of Disaggregation of Changes of OCI (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	€ (2,003)	€ 524	€ 1,709
Share of OCI of equity-method investees	(1,257)	(784)	2,328
Actuarial losses on employees' leaving entitlement	(185)	2,309	(627)
Total	(3,445)	2,049	3,410
Translation reserve [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	(2,003)	524	1,709
Share of OCI of equity-method investees	(1,257)	(784)	2,328
Total	(3,260)	(260)	4,037
Remeasurement of defined benefit obligation [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Actuarial losses on employees' leaving entitlement	(185)	2,309	(627)
Total	€ (185)	€ 2,309	€ (627)